Share-Based Payments - Schedule of Share-Based Compensation Expense Recognized in the Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation in consolidated statement of profit or loss [Member]
Schedule of Share-Based Compensation Expense Recognized in the Statement of Comprehensive Income [Line Items]
Share-based compensation	$ 1,725	$ 665	$ 867
Cumulated Share-based compensation in equity [Member]
Schedule of Share-Based Compensation Expense Recognized in the Statement of Comprehensive Income [Line Items]
Share-based compensation	$ 13,878	$ 12,139	$ 11,474